Goodwill and Identified Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identified Intangible Assets
6.	Goodwill and Identified Intangible Assets

Goodwill

Goodwill was recorded as a result of the acquisition of the Company in 2014 by funds affiliated with Golden Gate Capital and the acquisitions made by the Company in 2019 for Teckst Inc. and SpeechIQ LLC.

Subsequent to the annual impairment test completed during the fourth quarter of 2020, the Company believes there have been no significant events or circumstances negatively affecting the valuation of goodwill. For the three months ended March 31, 2021 and 2020, there was no impairment to the carrying value of the Company’s goodwill.

The change in the carrying amount of goodwill for the three months ended March 31, 2021 and the year ended 2020, is as follows (in thousands):

	March 31, 2021	December 31, 2020
Balance, beginning of the year	$47,481	$47,461
Addition	—	20

Balance, end of period	$47,481	$47,481

Identified Intangible Assets

Intangible assets were acquired in connection with the Company’s acquisition from Golden Gate Capital, Teckst Inc., SpeechIQ LLC and BusinessPhone in March 2014, October 2019, December 2019, and February 2021, respectively.

For the three months ended March 31, 2021 and 2020, amortization expense related to the Company’s identified intangible assets was $1.1 million and $1.0 million, respectively. On the face of the consolidated statements of operations and comprehensive loss amortization of technology-based intangible assets is included within cost of revenue, the amortization of marketing-based and customer-based intangible assets are included within sales and marketing expense, and the amortization of the acquired workforce is included within cost of revenue and research and development.

Identified intangible assets consisted of the following at March 31, 2021 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,197)	$203	2.71
Technology-based	18,300	(14,089)	4,211	4.48
Customer-based	27,700	(8,949)	18,751	9.11
Workforce-based	380	(6)	374	9.85

	$47,780	$(24,241)	$23,539

Identified intangible assets consisted of the following at December 31, 2020 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,144)	$256	2.59
Technology-based	18,300	(13,484)	4,816	2.56
Customer-based	22,100	(8,484)	13,616	9.05

	$41,800	$(23,112)	$18,688

Future amortization of identified intangible assets at March 31, 2021 is shown below (in thousands):

As of March 31, 2021	Amount
Remaining 2021	$3,344
2022	3,479
2023	3,189
2024	2,328
2025	2,114
2026 and beyond	9,085

Total future identified intangible asset amortization	$23,539

5.	Goodwill and Identified Intangible Assets

Goodwill

Goodwill was recorded as a result of the acquisition of the Company in 2014 by funds affiliated with Golden Gate Capital and the acquisitions made by the Company in 2019 for Teckst Inc. and SpeechIQ LLC.

During the fourth quarter of 2020, the Company completed its annual goodwill impairment test. Based on its assessment of the qualitative factors, the Company’s management concluded that the fair value of the Company’s goodwill was more likely than not greater than its carrying amount as of October 1, 2020. As such, it was not necessary to perform the step 1 quantitative goodwill impairment test. Subsequent to the 2020 annual impairment test, the Company believes there have been no significant events or circumstances negatively affecting the valuation of goodwill. For the years ended December 31, 2020, 2019 and 2018, there was no impairment to the carrying value of the Company’s goodwill.

Intangible Assets

Intangible assets were acquired in connection with the Company’s acquisition from Golden Gate Capital, Teckst Inc. and SpeechIQ LLC in March 2014, October 2019, and December 2019, respectively.

For the years ended December 31, 2020, 2019 and 2018, amortization expense related to the Company’s identified intangible assets was $4.2 million, $3.3 million and $3.3 million, respectively. On the face of the consolidated statements of operations amortization of technology-based intangible assets is included within cost of revenue, and amortization of marketing-based and customer-based intangible assets are included within sales and marketing expense.

Identified intangible assets consisted of the following at December 31, 2020 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(1,144)	$256	2.59
Technology-based	18,300	(13,484)	4,816	2.56
Customer-based	22,100	(8,484)	13,616	9.05

	$41,800	$(23,112)	$18,688

Identified intangible assets consisted of the following at December 31, 2019 (in thousands):

	Cost	Accumulated Amortization	Carrying Amount	Weighted Average Remaining Life (In Years)
Marketing-based	$1,400	$(912)	$488	2.88
Technology-based	18,300	(11,043)	7,257	3.36
Customer-based	22,100	(6,968)	15,132	10.05

	$41,800	$(18,923)	$22,877

Future amortization of identified intangible assets at December 31, 2020 is shown below (in thousands):

Amount
2021	$3,932
2022	2,881
2023	2,591
2024	1,730
2025 and beyond	7,554

Total future identified intangible asset amortization	$18,688